FORM 5500, SCHEDULE H, PART IV, LINE 4(a) – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 015	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	94-6001323
Plan Number	015
Contributions Not Corrected	$ 0
Contributions Corrected Outside VFCP	62
Contributions Pending Correction in VFCP	0
Total Fully Corrected under VFCP and PTE 2002-51	$ 0